Service Shares Prospectus | GuidePath® Growth Allocation Fund
GuidePath® Growth Allocation Fund
Investment Objective
GuidePath® Growth Allocation Fund (formerly known as GuidePath® Strategic Asset Allocation Fund) (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service Shares Prospectus GuidePath® Growth Allocation Fund Service Shares
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.36%	[1]
Total Annual Fund Operating Expenses	1.36%	[2]
Expense Recoupment	0.02%	[3]
Total Annual Fund Operating Expenses (After Expense Recoupment)	1.38%	[2],[3]
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. Acquired Fund Fees and Expenses have been restated to reflect the Fund's current fees and are based on estimated amounts for the current fiscal year. Actual Acquired Fund Fees and Expenses for the fiscal year ended March 31, 2015 were 0.56%.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[3]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2017, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.00% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2017 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects adjustments made to the Fund’s operating expenses due to the expense recoupment by the Advisor for the 1-year number only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Service Shares Prospectus | GuidePath® Growth Allocation Fund | Service Shares | USD ($)	140	433	747	1,637

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and domestic and international fixed income securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, and equity securities from developed and emerging international markets.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund is expected to allocate between 65% and 100% of its assets to equity securities or investments that provide exposure to equity securities.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  Under normal market conditions, the Fund is expected to allocate approximately 85% of its assets to equity securities or investments that provide exposure to equity securities and 15% of its assets to fixed income securities or investments that provide exposure to fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the Underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016.  The performance set forth below is mostly attributable to the previous investment strategies.

GUIDEPATH® GROWTH ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter:	Quarter ended March 31, 2012	11.82%
Worst Quarter:	Quarter ended September 30, 2015	-9.61%

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Service Shares Prospectus - GuidePath® Growth Allocation Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Service Shares	Return Before Taxes	(4.51%)		3.20%		Apr. 29, 2011
After Taxes on Distributions | Service Shares	Return After Taxes on Distributions	(5.12%)		2.71%
After Taxes on Distributions and Sale of Fund Shares | Service Shares	Return After Taxes on Distributions and Sale of Fund Shares	(1.96%)		2.49%
S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)	S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)	(0.54%)	[1]	6.83%	[1]	Apr. 29, 2011	[1]
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	(1.84%)		5.21%		Apr. 29, 2011
[1]	Effective January 19, 2016, in connection with changes to the Fund's principal investment strategies, the S&P® Target Risk Aggressive Index replaced the MSCI All Country World Index as the Fund's primary benchmark. The Advisor believes the new benchmark is more appropriate given the Fund's revised strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.